Income Taxes - Disclosure of major components of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,153	$ 7,000	$ 9,168
Deferred tax liabilities	700	3,133	2,183
Net deferred tax assets (liabilities)	4,453	3,867	6,985
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liabilities)	5,153	7,000	9,168
Other timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liabilities)	$ (700)	$ (3,133)	$ (2,183)